COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Commitments related to the development of the projects and products

The Group has signed contracts relating to the purchase and installation of machinery and equipment, information technology systems and deployment of site clearance, direct cost to acquire land, construction of factories, showrooms, charging stations and development of products. The estimated commitment amount of these contracts as at June 30, 2024 was VND20,031.9 billion (USD789.8 million) (December 31, 2023: VND13,327.9 billion).

Commitments related to the minimum purchase commitment

The Group signed the contracts with certain suppliers to agree the minimum purchase volume in which the Group committed and promised that the annual purchase volume from these suppliers is not lower than the quantity agreed upon by the two parties in the signed contract and/or other accompanying documents.

In case of shortfall purchase, the suppliers will reserve the right to revise the quotation and component pricing or are entitled to compensation from the Group. If the specified minimum quantities are not reached, the Group is relieved from the obligation when the necessary waivers are obtained.

17.	COMMITMENTS AND CONTINGENCIES (continued)

Contingent liabilities related to strategic decision to adjust the timeline for the launch of the North Carolina manufacturing facility

In relation to the Group’s strategic decision to adjust the timeline for the launch of the North Carolina manufacturing facility, the Group is currently in the process of negotiating with suppliers to finalize the reimbursement cost. The ultimate resolution of the matter could result in an additional liability of up to VND394 billion (USD16.2 million).

Other commitments

Under the agreement signed between VinFast Vietnam and World Triathlon Corporation, VinFast Vietnam is the Event Title Partner of Ironman World Championship event series. The Group has committed to paying the annual fees with total remaining amount of VND185.6 billion (USD7.7 million) until the end of 2025.

The Group has engaged in a contract to buy engines from a supplier. As per the terms of this agreement, the Group anticipates incurring a loss of VND84 billion (USD3.5 million) when fulfilling the remaining obligations of the contract.

25.COMMITMENTS AND CONTINGENCIES

Commitments related to the development of the projects and products

The Group signed contracts relating to the purchase and installation of machinery and equipment, information technology systems and deployment of site clearance, construction of factories and development of products. The estimated commitment amount of these contracts as of December 31, 2023 was VND13,198.2 billion (USD553.0 million) (December 31, 2022: VND18,498.9 billion).

Commitments related to the minimum purchase commitment

The Group signed the contracts with certain suppliers to agree the minimum purchase volume in which the Group committed and promised that the annual purchase volume from these suppliers is not lower than the quantity agreed upon by the two parties in the signed contract and/or other accompanying documents.

In case of shortfall purchase, the suppliers will reserve the right to revise the quotation and component pricing or are entitled to compensation from the Group. If the specified minimum quantities are not reached, the Group is relieved from the obligation when the necessary waivers are obtained.

Contingent liabilities related to contract termination penalty

The Group has estimated the compensation expenses deriving from early termination of contracts with suppliers as result of the Group’s ceasation of production or development of certain vehicle models. The Group is in the process of negotiating with suppliers to finalize the compensation expenses. The ultimate resolution of the matter could result in a loss of up to VND421.6 billion (USD17.7 million) in excess of the amount accrued.

Other commitments

Under the agreement signed between VinFast Vietnam and World Triathlon Corporation, VinFast Vietnam is the Event Title Partner of Ironman World Championship event series. The Group has committed to paying the annual fees with total remaining amount of VND207.6 billion (USD8.7 million) until the end of 2025.

The Group has engaged in a contract to buy engines from a supplier. As per the terms of this agreement, the Group anticipates incurring a loss of VND84 billion (equivalent to USD3.52 million) when fulfilling the remaining obligations of the contract.